CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Revenue	$ 1,719,268	$ 1,022,823	$ 3,232,846	$ 1,594,872	$ 3,700,476	$ 552,699
Cost of Goods Sold	1,105,522	648,818	2,082,326	1,054,943	2,532,436	411,851
Gross Profit	613,746	374,005	1,150,520	539,929	1,168,040	140,848
Operating expenses
Sales and marketing expenses	768,055	415,973	1,394,736	642,753	1,386,671	464,081
General and administrative	736,922	2,284,084	1,888,462	4,422,837	6,520,451	3,852,773
General and administrative - related party					0	62,092
Depreciation	71,100	41,534	142,129	58,068	175,036	42,407
Total operating expenses	1,576,077	2,741,591	3,425,327	5,123,658	8,082,158	4,421,353
Total operating loss	(962,331)	(2,367,586)	(2,274,807)	(4,583,729)
Other income (expense)
Interest income	10	0	10	0	11	0
Interest expense	(11,875)	(9,803)	(15,000)	(12,326)	(26,241)	(11,055)
Interest expense on redeemable preferred stock					(40,383)	(468,256)
Interest expense on capital lease	(51,300)	0	(103,866)	(40,383)
Fees paid on credit line	(13,183)	(11,485)	(24,899)	(18,542)	(27,283)	(8,603)
Amortization of deferred financing cost					(43,149)	0
Placement agent fee to acquired credit line					0	(10,000)
Amortization of debt discount and accretion	(81,500)	0	(88,083)	(414,370)	(414,370)	(107,532)
Other expenses	0	6	0	(5)	(11)	(1,530)
Other income - related party					0	40,029
Loss on sale leaseback	0	20,773	0	0
Change in derivative liability	125,502	91,034	(42,662)	355,086	326,095	617,939
Total other income (expense)	(32,346)	90,525	(274,500)	(130,540)	(225,331)	50,992
Net loss	$ (994,677)	$ (2,277,061)	$ (2,549,307)	$ (4,714,269)	$ (7,139,449)	$ (4,229,513)
EARNINGS PER SHARE (Basic)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.06)	$ (0.05)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	144,990,669	107,731,694	138,438,468	100,877,507	111,704,823	80,220,729